DISCONTINUED OPERATIONS (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Discontinued Operations Details Narrative
Sales price of discontinued division	$ 2,654,000
Amount paid to lender to retire long term debt	2,154,000
Amount held in escrow to secure indemnification obligations	500,000
Indemnification obligations settled	150,000
Assets from discontinued operations	$ 0	$ 130,000